Sohu.com Limited Shareholders' Equity (Sohu Management Sogou Share Option Arrangement, Share Option Assumptions) (Details) - Sogou [Member] - Sohu Management Sogou Share Option Arrangement [Member] - Share Options [Member]
12 Months Ended
Dec. 31, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	0.00%
Weighted average expected option life	6 years
Dividend yield	0.00%
Weighted average fair value of share options	$ 3.02
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.01%
Exercise multiple	2
Volatility rate	43.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.15%
Exercise multiple	3
Volatility rate	47.00%